CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Provision for credit losses, Loan recognized | ¥	¥ 2,190,575	¥ 763,122	¥ 256,639
Provision for credit losses, Other receivables | ¥	51,666	6,119	6,457
Provision for credit losses, Financial lease receivables | ¥	27,250	23,157	6,890
Current liabilities	¥ 3,076,398	¥ 2,993,814	¥ 4,471,831
Ordinary shares, shares authorized (in shares)	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued (in shares)	887,667,457	887,617,391	880,659,899
Ordinary shares, shares outstanding (in shares)	40,809,861
VIEs
Current liabilities | ¥	¥ 74,022	¥ 371,474	¥ 261,226
Class A ordinary shares
Ordinary shares, shares issued (in shares)	846,857,596	846,807,530	839,850,038
Ordinary shares, shares outstanding (in shares)	846,857,596	846,807,530	839,850,038
Class B ordinary shares
Ordinary shares, shares issued (in shares)	40,809,861	40,809,861	40,809,861
Ordinary shares, shares outstanding (in shares)	40,809,861	40,809,861	40,809,861